INVESTMENTS - Net Appreciation/(Depreciation) In Investments Held (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
EBP 1-4-1 Plan
EBP, Schedule of Asset Held for Investment [Line Items]
Net (depreciation) / appreciation	£ (11,093,993)	£ 1,489,489	£ (2,531,552)